Consolidated Balance Sheets [Parenthetical] (USD $)	Mar. 31, 2012	Mar. 31, 2011
Held-to maturity securities fair values (in dollars)	$ 1,342,000	$ 0
Allowance for loan losses (in dollars)	1,383,000	1,145,000
Accumulated depreciation (in dollars)	4,044,000	3,684,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, liquidation preference value	$ 1,000	$ 1,000
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	4,900	0
Preferred stock, shares outstanding	4,900	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	2,000,000	2,000,000
Common stock, shares issued	859,625	859,625
Common stock, shares outstanding	426,744	427,149
Treasury stock, shares	432,881	432,476